Goodwill and Intangibles (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Line Items]
Goodwill, Gross		$ 169	$ 169
Goodwill, Impaired, Accumulated Impairment Loss		0	0
Accumulated Foreign Currency Translation		0	(2)
Goodwill	167	169	167	169
EPCD
Goodwill [Line Items]
Goodwill, Gross		88	88
Goodwill, Impaired, Accumulated Impairment Loss		0	0
Accumulated Foreign Currency Translation		2	2
Goodwill		90	90	91
FPD
Goodwill [Line Items]
Goodwill, Gross		81	81
Goodwill, Impaired, Accumulated Impairment Loss		0	0
Accumulated Foreign Currency Translation		(2)	(4)
Goodwill		$ 79	$ 77	$ 78